UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LaGrange Capital Administration, L.L.C.
Address: 570 Lexington Avenue
         27th Floor
         New York, New York  10022


Form 13F File Number: 028-11837

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank Johnson
Title:            Sole Member
Phone:            (212) 993-7057


Signature, Place, and Date of Signing:

  /s/ Frank Johnson                  New York, NY                   11/14/08
 --------------------------          ------------                  ----------
       [Signature]                   [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0
                                           ----------

Form 13F Information Table Entry Total:    68
                                           ----------

Form 13F Information Table Value Total:    390,480
                                           -----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

COLUMN 1                       COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
--------                       --------      --------    -------- ---------------------  ----------  --------  ---------------------
NAME OF ISSUER                 TITLE OF                   (000)   SHARES OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                                CLASS          CUSIP      VALUE    PRN AMT    PRN  CALL  DESCRETION  MANAGERS   SOLE    SHARED  NONE
-----------------------------  --------     ---------    -------- ----------  ---  ----  ----------  -------- --------- ------  ----

Asbury Automotive Group Inc    COM          043436104     19,751   1,714,497    SH           SOLE              1,714,497    0    -
AERCAP HOLDINGS N.V.           SHS          N00985106      2,620     246,895    SH           SOLE                246,895    0    -
AFC ENTERPRISES INC            COM          00104Q107        352      48,527    SH           SOLE                 48,527    0    -
ALLIANCE IMAGING INC           COM NEW      018606202     12,865   1,252,689    SH           SOLE              1,252,689    0    -
AMERICA MOVIL
  SAB DE CV                SPON ADR L SHS   02364W105     15,352     331,152    SH           SOLE                331,152    0    -
AIRCASTLE LIMITED              COM          G0129K104     11,860   1,196,748    SH           SOLE              1,196,748    0    -
BIODEL INC                     COM          09064M105        795     237,300    SH           SOLE                237,300    0    -
BELO CORP                      COM SER A    080555105     10,893   1,827,687    SH           SOLE              1,827,687    0    -
BUILDERS FIRSTSOURCE INC       COM          12008R107        136      22,677    SH           SOLE                 22,677    0    -
CALIFORNIA COASTAL
  COMMUNITIES INC             COM NEW     129,915,203      1,891     867,481    SH           SOLE                867,481    0    -
CENTRAL EUROPEAN MEDIA
  ENTERPRISES                 CL A NEW      G20045202     47,896      732,350    SH           SOLE               732,350     0   -
CROCS INC                      COM        227,046,109      3,419      955,153    SH           SOLE               955,153     0   -
COINSTAR INC                   COM          19259P300     30,062      939,434    SH           SOLE               939,434     0   -
DICE HOLDINGS INC              COM        253,017,107      9,724    1,369,615    SH           SOLE             1,369,615     0   -
DRYSHIPS INC                   SHS          Y2109Q101      3,265       92,000    SH           SOLE                92,000     0   -
Dollar Thrifty
  Automotive Group             COM        256,743,105        963      498,726    SH           SOLE               498,726     0   -
DOVER MOTORSPORTS INC          COM        260,174,107      3,874      710,738    SH           SOLE               710,738     0   -
EMC CORP MASSACHUSETTS         COM        268,648,102      3,784      316,400    SH           SOLE               316,400     0   -
1-800-FLOWERS.COM INC          CL A         68243Q106      3,887      645,754    SH           SOLE               645,754     0   -
GENERAL COMMUNICATIONS         CL A       369,385,109      5,922      639,508    SH           SOLE               639,508     0   -
HARMAN INTERNATIONAL
  INDUSTRIES INC               COM        413,086,109      4,108      120,566    SH           SOLE               120,566     0    -
HERCULES OFFSHORE INC          COM        427,093,109      5,600      369,400    SH           SOLE               369,400     0    -
HUDSON HIGHLAND GROUP INC      COM        443,792,106      1,687      242,683    SH           SOLE               242,683     0    -
HELIX ENERGY SOLUTIONS
  GROUP INC                    COM          42330P107      1,037       42,700    SH           SOLE                42,700     0    -
HUNTSMAN CORP                  COM        447,011,107      4,013      318,500    SH           SOLE               318,500     0    -
HYPERCOM CORP                  COM          44913M105      7,625    1,915,779    SH           SOLE             1,915,779     0    -
INTERNATIONAL GAME
  TECHNOLOGY                   COM        459,902,102      3,604      209,800    SH           SOLE               209,800     0   -
IPASS INC                      COM          46261V108        654      302,713    SH           SOLE               302,713     0   -
JAKKS PACIFIC INC              COM          47012E106     16,866      677,093    SH           SOLE               677,093     0   -
LIBERTY GLOBAL INC           COM SER C    530,555,309      6,399      227,788    SH           SOLE               227,788     0   -
LODGENET INTERACTIVE
  CORPORATION                  COM        540,211,109      4,685    2,307,903    SH           SOLE             2,307,903     0   -
LANDRYS RESTAURANTS            COM          51508L103      7,815      502,586    SH           SOLE               502,586     0   -
MACY'S INC                     COM          55616P104      9,347      519,859    SH           SOLE               519,859     0   -
MARCHEX INC                    CL B         56624R108      6,143      596,958    SH           SOLE               596,958     0   -
MILLICOM INTERNATIONAL
   CELLULAR                   SHS NEW       L6388F110      1,785       26,000    SH           SOLE                26,000     0   -
NII HOLDINGS INC              CL B NEW      62913F201      4,876      128,586    SH           SOLE               128,586     0   -
ANNALY CAPITAL MANAGEMENT
  INC                          COM          035710409      6,493      482,759    SH           SOLE               482,759     0   -
NOBLE INTERNATIONAL LD         COM        655,053,106      1,365      227,811    SH           SOLE               227,811     0   -
NVIDIA CORP                    COM          67066G104      1,148      107,200    SH           SOLE               107,200     0   -
ORBCOMM INC                    COM          68555P100      5,925    1,201,765    SH           SOLE             1,201,765     0   -
PENN NATIONAL GAMING INC       COM        707,569,109      4,626      174,091    SH           SOLE               174,091     0   -
PHH CORP                      COM NEW     693,320,202        316       23,814    SH           SOLE                23,814     0   -
PRG-SCHULTZ INTERNATIONAL     COM NEW       69357C503      1,762      196,630    SH           SOLE               196,630     0   -
CALL AMX US 11/08 @ 45         CALL                 -         95          240    CALL         SOLE                   240     0   -
CALL AXP US 01/09 @ 40         CALL                 -        148          500    CALL         SOLE                   500     0   -
CALL AXP US 10/08 @ 30         CALL                 -        900        1,500    CALL         SOLE                 1,500     0   -
CALL HAR US 10/08 @ 35         CALL                 -         14          100    CALL         SOLE                   100     0   -
CALL HAR US 10/08 @ 40         CALL                 -          6          242    CALL         SOLE                   242     0   -
CALL NIHD US 10/08 @ 45        CALL                 -          7          100    CALL         SOLE                   100     0   -
CALL CSTR US 10/08 @ 30        CALL                 -         46          174    CALL         SOLE                   174     0   -
CALL SLM US 10/08 @ 10         CALL                 -          4           14    CALL         SOLE                    14     0   -
CALL JAKK US 10/08 @ 20        CALL                 -          8           15    CALL         SOLE                    15     0   -
CALL JAKK US 12/08 @ 25        CALL                 -         58          250    CALL         SOLE                   250     0   -
CALL NVDA US 12/08 @ 10        CALL                 -         26          150    CALL         SOLE                   150     0   -
SPHERION CORP                  COM        848,420,105        641      131,600    SH           SOLE               131,600     0   -
SIRIUS XM RADIO INC            COM          82967N108        226      396,585    SH           SOLE               396,585     0   -
SKECHERS USA INC               CL A       830,566,105      5,699      338,609    SH           SOLE               338,609     0   -
Terex Corp                     COM        880,779,103      4,807      157,500    SH           SOLE               157,500     0   -
TRONOX INC                     CL A       897,051,207        164    1,264,635    SH           SOLE             1,264,635     0   -
THESTREET.COM                  COM          88368Q103      1,874      312,906    SH           SOLE               312,906     0   -
TESORO CORPORATION             COM        881,609,101      5,201      315,380    SH           SOLE               315,380     0   -
PROSHARES ULTRASHORT
  RUSSELL20                 ULTSHT RUS2000  74347R834     27,038      376,056    SH           SOLE               376,056     0   -
TIME WARNER INC                COM        887,317,105     11,345      865,400    SH           SOLE               865,400     0   -
UNITED RENTALS INC             COM        911,363,109      7,149      469,062    SH           SOLE               469,062     0   -
VALASSIS COMMUNICATIONS INC    COM        918,866,104     23,402    2,702,254    SH           SOLE             2,702,254     0   -
WENDYS ARBYS GROUP INC         COM        950,587,105        132        8,050    SH           SOLE                 8,050     0   -
WORLD ACCEPTANCE CORP          COM        981,419,104      2,281       63,366    SH           SOLE                63,366     0   -
WORLD WRESTLING ENTERTAINMENT
   INC                         CL A         98156Q108      2,022      130,819    SH           SOLE                130,819    0   -


Entry Total                     68
Value Total (x 1000)                 390,480
                                                          385,218,231
Excluded from 13F                                           5,437,963
                                                          -----------
                                                          390,656,193
                                                        =============
ONSHORE           307,034,001
OFFSHORE           83,622,193
                 ------------
                  390,656,193
                 ============
